Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Summary of Forward Foreign Currency Contracts

As of December 31, 2024 and 2023, the Group held the following forward foreign currency contracts:

	Maturity
	Less than 12 months	Greater than 12 months	Total
(in EUR and thousands)
Forward foreign currency contracts
As of December 31, 2024
Notional amount	€470,000	€500,000	€970,000
Weighted average forward price (EUR/USD)	1.10	1.10	1.10

As of December 31, 2023
Notional amount	€470,000	€—	€470,000
Weighted average forward price (EUR/USD)	1.09	—	1.09

Summary of the Impact of Hedging Instruments on Consolidated Statements of Financial Position

The impact of the hedging instruments on the consolidated statements of financial position as of December 31, 2024 and 2023 was as follows:

	Notional amount	Carrying amount	Financial statement line item	Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness
(in USD and thousands except notional amount in EUR and thousands)
Forward foreign currency contracts
As of December 31, 2024	€970,000	$24,802	Accrued expenses and other current liabilities	$(53,886)
		$14,995	Other non-current liabilities
As of December 31, 2023	€470,000	$9,315	Prepaid expenses and other current assets	$10,668

Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss)

For the years ended December 31, 2024, 2023 and 2022, the effect of the cash flow hedges in the consolidated statements of operations and the consolidated statements of other comprehensive income (loss) was as follows:

(in USD and thousands)	Amount of total hedging gain/(loss) recognized in the consolidated statement of other comprehensive income (loss)	Amount of gain/(loss) reclassified from the consolidated statement of other comprehensive income (loss) to the consolidated statement of operations	Consolidated statement of operations line item
Highly probable forecasted expenditures
For the year ended December 31, 2024	$(53,886)	$(4,774)	$(1,903) Direct costs of cruise, land and onboard $(2,871) Vessel operating
For the year ended December 31, 2023	$10,668	$8,942	$3,693 Direct costs of cruise, land and onboard $5,249 Vessel operating
For the year ended December 31, 2022	$7,589	—	—

Summary of Reconciliation of Cash Flow Hedge Component of Equity

Set out below is a reconciliation of the cash flow hedge component of equity for the years ended December 31, 2024, 2023 and 2022:

	Cash flow hedge
(in USD and thousands)	2024	2023	2022
As of January 1	$9,315	$7,589	$—
Effective portion of changes in fair value arising from:
Forward foreign currency contracts - forecasted expenditures	(53,886)	10,668	7,589
Amount reclassified to the consolidated statement of operations
Maturity of effective hedges	4,774	(8,942)	—
As of December 31	$(39,797)	$9,315	$7,589